2. GOING CONCERN (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ (379,011)	$ (534,887)
Loans in default, due to stockholder	$ 50,000